Contingent Liabilities - Additional Information (Detail) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)
Disclosure of contingent liabilities [line items]
Provisions | $	$ 18.3		$ 21.2		$ 25.1
Silicosis [Member]
Disclosure of contingent liabilities [line items]
Provisions	18.3	R 268,600,000	$ 21.2	R 297,100,000
Nominal amount of provision	$ 23.1	339,300,000
Settlement payment for silicosis		R 250,000
Alleged thefts [Member] | Randgold and Exploration Summons [Member]
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received						R 43,700,000,000
Based On Value Of Shares [Member] | Alleged thefts [Member] | Randgold and Exploration Summons [Member]
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received						R 26,900,000,000